Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2014	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000085566
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA
C000049132
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Enterprise Mergers and Acquisitions Fund - Class C
C000049133
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y
C000049130
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Enterprise Mergers and Acquisitions Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 35,310	$ 24,599	$ 22,334	$ 26,156	$ 18,302	$ 16,682	$ 14,591	$ 13,592	$ 10,994	$ 10,520
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	35,310	24,599	22,334	26,156	18,302	16,682	14,591	13,592	10,994	10,520
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	35,310	24,599	22,334	26,156	18,302	16,682	14,591	13,592	10,994	10,520
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	35,310	24,599	22,334	26,156	18,302	16,682	14,591	13,592	10,994	10,520
S&P Merger Arbitrage Index
Account Value [Line Items]
Account Value	10,000	13,704	12,450	12,284	12,680	11,672	11,283	10,630	10,294	10,002	10,050
S&P Merger Arbitrage Index
Account Value [Line Items]
Account Value	10,000	13,704	12,450	12,284	12,680	11,672	11,283	10,630	10,294	10,002	10,050
S&P Merger Arbitrage Index
Account Value [Line Items]
Account Value	10,000	13,704	12,450	12,284	12,680	11,672	11,283	10,630	10,294	10,002	10,050
S&P Merger Arbitrage Index
Account Value [Line Items]
Account Value	$ 10,000	$ 13,704	$ 12,450	$ 12,284	$ 12,680	$ 11,672	$ 11,283	$ 10,630	$ 10,294	$ 10,002	$ 10,050